Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	Financial Instruments

Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, marketable securities, other receivables, accounts payable and accrued liabilities, and warrant derivative. As at December 31, 2022, the carrying amount of our cash and cash equivalents, marketable securities, other receivables, and accounts payable and accrued liabilities approximated their fair value due to their short-term maturity.
Warrants with an exercise price denominated in a currency that differs from an entity's functional currency are treated as a derivative, initially measured at fair value, with subsequent changes in fair value at each reporting period end recognized through profit and loss. Our warrants with an exercise price of US$0.90 (see Note 9(b)) meet this requirement, and we have presented the fair value of these warrants as a current liability on the consolidated statement of financial position. As these warrants are exercised, the fair value at the date of exercise and the associated non-cash liability will be included in our share capital along with the proceeds from the exercise. If these warrants expire, the non-cash warrant liability is reversed through the consolidated statement of loss and comprehensive loss. There is no cash flow impact as a result of the accounting treatment for changes in the fair value of the warrant derivative or when warrants expire unexercised. The warrant derivative is a recurring Level 2 fair value measurement as these warrants have not been listed on an exchange and therefore do not trade on an active market. As at December 31, 2022, the fair value of our warrant derivative was $79 (December 31, 2021 - $56). We use the Black-Scholes valuation model to estimate fair value.
Financial risk management

Credit risk
Credit risk is the risk of a financial loss if a counterparty to a financial instrument fails to meet its contractual obligations. We are exposed to credit risk on our cash and cash equivalents, marketable securities, and other receivable from Pfizer in connection with the BRACELET-1 study (see Note 5) in the event of non-performance by counterparties, but we do not anticipate such non-performance. Our maximum exposure to credit risk at the end of the period is the carrying value of our cash and cash equivalents, marketable securities, and other receivable from Pfizer.
We mitigate our exposure to credit risk connected to our cash and cash equivalents by maintaining our primary operating and investment bank accounts with Schedule I banks in Canada. For our foreign-domiciled bank accounts, we use referrals or recommendations from our Canadian banks to open foreign bank accounts. Our foreign bank accounts are used solely for the purpose of settling accounts payable and accrued liabilities or payroll.
We also mitigate our exposure to credit risk by restricting our portfolio to investment-grade securities with short-term maturities and monitoring counterparties' credit risk and credit standing.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. We hold our cash and cash equivalents in bank accounts or high-interest savings accounts that have variable interest rates. Our marketable securities have fixed interest rates. We mitigate interest rate risk through our investment policy that only allows the investment of excess cash resources in investment-grade vehicles while matching maturities with our operational requirements.
Fluctuations in market interest rates do not have a significant impact on our results of operations due to the short term to maturity of the investments held.
Foreign exchange risk
Foreign exchange risk arises from changes in foreign exchange rates that may affect the fair value or future cash flows of our financial assets or liabilities. We are primarily exposed to the risk of changes in the Canadian dollar relative to the U.S. dollar and the Euro as a portion of our financial assets and liabilities are denominated in such currencies. The impact of a $0.01 increase in the value of the U.S. dollar against the Canadian dollar would have decreased our net comprehensive loss in 2022 by approximately $170. The impact of a $0.01 increase in the value of the Euro against the Canadian dollar would have increased our net comprehensive loss in 2022 by approximately $22.
We mitigate our foreign exchange risk by maintaining sufficient foreign currencies through the purchase of foreign currencies or receiving foreign currencies from financing activities to settle our foreign accounts payable and accrued liabilities.
Significant balances in foreign currencies at December 31, 2022, are as follows:

	U.S. dollar	Euro
Cash and cash equivalents	$6,635	$—
Marketable securities	15,115	—
Accounts payable and accrued liabilities	(1,093)	(1,035)
	$20,657	$(1,035)
Liquidity risk
Liquidity risk is the risk that we will encounter difficulty in meeting obligations associated with financial liabilities. We manage liquidity risk through the management of our capital structure as outlined in Note 15. Accounts payable and accrued liabilities are all due within the current operating period.